UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23201

              Versus Capital Real Assets Fund LLC
(Exact name of registrant as specified in charter)

    5555 DTC Parkway, Suite 330

                    Greenwood Village, CO 80111
(Address of principal executive offices) (Zip code)

Mark D. Quam
c/o Versus Capital Advisors LLC
5555 DTC Parkway, Suite 330

               Greenwood Village, CO 80111
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

  New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end:  March 31

Date of reporting period: June 30, 2018

            Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

            A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – June 30, 2018 (Unaudited)

Shares		Value	Shares		Value
Private Investment Funds * - 44.1%				Electric-Integrated – (continued)
	Diversified – 44.1%		59,148	Firstenergy Corp. .........................................................	$ 2,124,005
32,131,871	AMP Capital Diversified Infrastructure Trust.............	$ 24,522,651	38,094	Nextera Energy, Inc. ....................................................	6,362,841
	AMP Capital Infrastructure Debt Fund III (USD		35,280	PG&E Corp. .................................................................	1,501,517
7,687,717	Hedged LP................................................................	8,027,584	60,200	Xcel Energy, Inc. .........................................................	2,749,936
	BTG Pactual Open Ended Core US Timberland				31,141,064
25,484	Fund LP.....................................................................	26,337,246		Energy-Alternate Sources – 0.2%
79,665,111	Ceres Farmland Holdings LP........................................	81,810,721	79,500	Pattern Energy Group, Inc. .........................................	1,490,625
	Colonial First State Managed Infrastructure, Ltd.
24,112,380	ATF Gobal Dividend Infrastructure Fund LP........	39,606,995		Food-Miscellaneous/Diversified – 1.8%
17,239	Hancock Timberland and Farmland Fund LP..............	17,233,610	34,199	Danone SA ...................................................................	2,510,879
82,019,982	IIF LP..............................................................................	73,588,328	57,044	General Mills, Inc.........................................................	2,524,767
80,000,000	RMS Evergreen US Forestland Fund LP.....................	82,633,436	22,417	Ingredion, Inc................................................................	2,481,562
49,808	US Core Farmland Fund LP..........................................	58,491,867	42,049	Kraft Heinz Co. ............................................................	2,641,518
13,600,000	Versus Capital Real Assets Sub-REIT LLC................	13,699,348	63,501	Mondelez International, Inc.........................................	2,603,541
	Total Private Investment Funds................................	425,953,789	34,705	Nestle SA.......................................................................	2,694,956
	(Cost $417,934,421)		1,049,647	Wilmar International, Ltd............................................	2,357,372
					17,814,595
Common Stocks – 18.6%				Food-Wholesale/Distribution – 0.3%
	Agricultural Chemicals – 1.0%		38,271	Sysco Corp. ..................................................................	2,613,527
56,147	CF Industries Holdings, Inc. ........................................	2,492,927
87,546	Mosaic, Co. ...................................................................	2,455,665		Forestry – 1.4%
47,724	Nutrien, Ltd. ..................................................................	2,596,296	199,700	West Fraser Timber Co., Ltd.......................................	13,745,752
60,781	Yara International ASA ................................................	2,522,482
		10,067,370		Gas-Distribution – 1.7%
	Agricultural Operations – 1.5%		20,000	Atmos Energy Corp......................................................	1,802,800
56,166	Archer-Daniels-Midland Co. .......................................	2,574,088	99,800	Beijing Enterprises Holdings, Ltd...............................	485,923
36,199	Bunge, Ltd......................................................................	2,523,432	125,600	ENN Energy Holdings, Ltd..........................................	1,235,092
10,831,200	Golden Agri-Resources, Ltd.........................................	2,424,599	438,900	National Grid, PLC ......................................................	4,856,329
2,208,000	IOI Corp. Bhd ...............................................................	2,481,574	46,800	Naturgy Energy Group SA...........................................	1,239,532
422,100	Kuala Lumpur Kepong Bhd .........................................	2,524,554	70,200	NiSource, Inc................................................................	1,844,856
1,857,300	Sime Darby Plantation Bhd ..........................................	2,450,652	30,300	Sempra Energy .............................................................	2,624,086
		14,978,899	76,100	Tokyo Gas Co., Ltd. ....................................................	2,021,154
	Airport Development/Maintenance – 0.7%				16,109,772
15,000	Aena SME SA ...............................................................	2,723,897		Independent Power Producer – 0.1%
4,700	Aeroports De Paris.........................................................	1,063,155	30,600	NRG Energy, Inc. ........................................................	939,420
452,100	Auckland International Airport, Ltd. ...........................	2,076,087
388,200	Beijing Capital International Airport Co., Ltd. ..........	409,199		Non-hazardous Waste Disposal – 0.1%
44,400	Grupo Aeroportuario Del Pacifico SAB De CV .........	412,025	1,304,500	China Water Affairs Group, Ltd. ................................	1,361,764
		6,684,363
	Building & Construction-Miscellaneous – 0.1%			Oil Companies-Exploration & Production – 0.1%
39,854	Ferrovial SA ..................................................................	817,968	675,200	Kunlun Energy Co., Ltd. .............................................	591,239

	Building-Heavy Construction – 0.3%			Pipelines – 2.4%
	Promotora Y Operadora De Infraestructura SAB		10,100	Cheniere, Inc.................................................................	658,419
104,300	De CV........................................................................	933,542	193,600	Enbridge, Inc.................................................................	6,921,386
21,200	Vinci SA.........................................................................	2,039,019	265,100	Kinder Morgan, Inc......................................................	4,684,317
		2,972,561	76,900	Pembina Pipeline Corp.................................................	2,663,262
	Chemicals-Diversified – 0.5%		38,500	Targa Resources Corp. ................................................	1,905,365
28,747	FMC Corp. ....................................................................	2,564,520	62,700	Transcanada Corp.........................................................	2,712,795
97,299	K+S AG .........................................................................	2,403,188	128,100	Williams Cos., Inc. ......................................................	3,472,791
		4,967,708			23,018,335
	Electric-Distribution – 0.5%			Public Thoroughfares – 1.0%
63,100	Infraestructura Energetica Nova SAB De CV.............	282,803	122,600	Atlantia SPA ................................................................	3,625,126
57,500	Orsted A/S .....................................................................	3,478,867	259,200	Atlaa Arteria, Ltd. ........................................................	1,233,409
121,050	Transmissora Alianca De Energia Eletrica SA............	586,549	141,500	Getlink SE.....................................................................	1,940,790
		4,348,219	875,600	Jiangsu Expressway Co., Ltd. .....................................	1,043,497
	Electric-Integrated – 3.2%		202,100	Transurban Group ........................................................	1,790,282
42,100	Ameren Corp. ................................................................	2,561,785			9,633,104
61,400	American Electric Power Co., Inc................................	4,251,950		Satellite Telecom – 0.1%
48,300	CMS Energy Corp.........................................................	2,283,624	30,400	Eutelsat Communications SA......................................	630,678
58,800	Dominion Energy, Inc.,.................................................	4,008,984
19,300	Edison International ......................................................	1,221,111		Transport-Rail – 1.2%
176,600	Enel SPA .......................................................................	981,054	19,600	Canadian National Railway Co...................................	1,603,155
38,300	Entergy Corp. ................................................................	3,094,257	6,400	Canadian Pacific Railway, Ltd....................................	1,172,851

See accompanying notes to financial statements

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – June 30, 2018 (Unaudited) (continued)

Shares		Value	Shares
	Transport-Rail – (continued)		Short-Term Investment – 20.2%
30,300	East Japan Railway Co..................................................	$ 2,905,067		Morgan Stanley Institutional Liquidity Fund-
7,800	Kansas City Southern....................................................	826,488	194,628,847	Treasury Securities Portfolio..............................	194,628,847
127,100	Rumo SA**....................................................................	459,111		(Cost $194,628,847)
26,700	Union Pacific Corp........................................................	3,782,856		Total Investments – 98.0%....................................	946,475,443
7,600	West Japan Railway Co.................................................	560,415		(Cost $935,923,674)
		11,309,943
	Warehouse/Industrial - 0.1%			Other Assets Net of Liabilities – 2.0% ...............	19,307,220
1,883,400	Severn Trent, PLC ........................................................	527,352		Net Assets – 100.0%...............................................	$ 965,782,663

	Water - 0.3%		*	Non-Tradable Securities.
811,100	Guangdong Investment, Ltd. ........................................	1,288,150	**	Non-income producing security.
136,200	Pennon Group, PLC.......................................................	1,427,932
24,700	Pennon Group, PLC.......................................................	645,273		Portfolio Abbreviations:
		3,361,355		ADR– American Depository Receipt
	Total Common Stocks.................................................	179,378,089		LP – Limited Partnership
	(Cost $179,882,839)			PLC – Public Limited Company
				REIT – Real Estate Investment Trust
Real Estate Investment Trust – 5.6%
	REITS-Diversified – 5.6%
33,600	American Tower Corp., REIT......................................	4,844,112
520,694	Catchmark Timber Trust, Inc., REIT ..........................	6,628,435			% of Net
141,000	Farmland Partners, Inc., REIT Corp., REIT................	1,240,800		Industry	Assets
99,700	Gladstone Land Corp., REIT........................................	1,263,199		Diversified................................................................	44.1%
259,520	Potlatch Corp., REIT.....................................................	13,196,592		Short-Term Investment............................................	20.2%
339,300	Rayonier, Inc., REIT ....................................................	13,127,517		Private Debt..............................................................	9.4%
7,500	SBA Communications Corp., REIT**.........................	1,238,400		REITS-Diversified...................................................	5.6%
350,600	Weyerhaeuser Co., REIT..............................................	12,782,876		Electric-Integrated....................................................	3.2%
		54,321,931		Pipelines....................................................................	2.5%
	Total Real Estate Investment Trust..........................	54,321,931		Food-Miscellaneous/Diversified.............................	1.8%
	(Cost $52,295,420)			Gas Distribution.......................................................	1.7%
				Agricultural Operations...........................................	1.5%
				Forestry.....................................................................	1.4%
Par				Transport-Rail..........................................................	1.2%
Corporate Debt – 0.1%				Public Thoroughfares	1.0%
	Pipelines – 0.1%			Agricultural Chemicals............................................	1.0%
	Crestwood Holdings, LLC,			All Other Industries..................................................	3.4%
$ 400,000	7.50%, 3/5/2023 .......................................................	400,000		Other Assets Net of Liabilities................................	20.0%
	EPIC Y-Grade Services, LP,			Total..........................................................................	100.0%
750,000	5.50%, 6/13/2025 .....................................................	738,750
		1,138,750
	Total Corporate Debt..................................................	1,138,750
	(Cost $1,127,373)

Private Debt – 9.4%
87,264	Frija LP*.........................................................................	91,054,037
	(Cost $91,054,037)

See accompanying notes to financial statements

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Portfolio of Investments

For the Three Months Ended June 30, 2018 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (the “NAV”).

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents. These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated NAV of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•       Level 1 – unadjusted quoted prices in active markets for identical securities

•       Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, pre- payment speeds, credit risk, etc.)

•       Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Portfolio of Investments

For the Three Months Ended June 30, 2018 (Unaudited)(continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the period ended December 31, 2017, there were no transfers between levels. A summary of inputs used to value the Fund’s investments as of December 31, 2017 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	06/30/2018	Price	Inputs	Inputs
Common Stocks *............................................	$ 179,378,089	$ 179,378,089	$ – .	$ – .
Real Estate Investment Trust *.......................	54,321,931	54,321,931	– .	– .
Corporate Debt *.............................................	1,138,750	– .	1,138,750	– .
Private Debt *..................................................	91,054,037	– .	91,054,037	– .
Short-Term Investments..................................	194,628,847	194,628,847	– .	– .
Subtotal............................................................	$ 520,521,654	$ 428,328,867	$ 91,054,037	$ – .
Private Investment Funds*..............................	$ 425,953,789
Total	$ 946,478,443

* See Portfolio of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the three months ended June 30, 2018.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Balance as of 03/31/2018..............................	$ 51,130,355
Net purchases.................................................	37,263,795
Interest paid in-kind......................................	2,659,887
Balance as of 03/31/2018..............................	$ 91,054,037

As of June 30, 2018, the Level 3 private debt investment is valued based on the acquisition cost plus interest paid in-kind. For the period ended June 30, 2018, the total change in interest paid in-kind on Level 3 securities still held at the end of the period was $2,659,887.

Foreign Currency - Foreign currencies, investments and other assets and liabilities, if any, are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).

Restricted Securities - Securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders.  None of these securities have suspended redemptions.  This and other important information are described in the Fund's Prospectus dated July 25, 2018.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Portfolio of Investments

For the Period Ended June 30, 2018 (Unaudited)(continued)

As of June 30, 2018, the Fund invested in the following restricted securities:

					Unfunded
	Acquisition		Cost	Value	Commitments	% of Net	Redemption
Security (a)	Date (b)	Shares	($1,000s)	($1,000s)	($1,000s)	Assets	Notice (c)
AMP Capital Diversified
Infrastructure Trust	12/19/2017	32,131,871	$ 25,005	$ 24,523	$ — .	2.5%	30 Days
AMP Capital Infrastructure Debt
Fund III (USD Hedged) LP	9/18/2017	7,687,717	7,688	8,028	27,712	0.8%	—
BTG Pactual Open Ended Core
US Timberland Fund LP	9/18/2017	25,484	25,000	26,339	100,000	2.7%	90 Days
Ceres Farmland Holdings LP	11/6/2017	79,665,111	80,000	81,811	10,000	8.5%	(c)
Global Diversified Infrastructure Fund	9/18/2017	24,112,380	40,000	39,607	—	4.1%	(d)
Hancock Timberland and
Farmland Fund	9/18/2017	17,239	17,252	17,234	34,136	1.8%	(d)
IIF LP	9/18/2017	82,020	74,636	73,588	—	7.6%	90 Days
RMS Evergreen US Forestland Fund LP	9/18/2017	80,000,000	80,000	82,633	—	6.1%	(d)
US Core Farmland Fund LP	9/18/2017	40,808	54,390	58,492	20,610	6.1%	(e)
Versus Capital Real Assets
Sub-REIT LLC	9/29/2017	13,600	13,600	13,699	— .	1.4%	—
Total			$ 417,571	$ 425,954	$ 192,458	44.1%

(a)   The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas primarily within the continental United States. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)  Represents initial acquisition date as shares are purchased at various dates through the current period.

(c)   Shares are subject to an initial lockup period of 1 year from date of acquisition.

(d)  Shares are subject to an initial lockup period of 2 years from date of acquisition.

(e)   Shares are subject to an initial lockup period of 3 years from date of acquisition.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Versus Capital Real Assets Fund LLC

By (Signature and Title)*       /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    08-28-2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    08-28-2018

By (Signature and Title)*       /s/ John Gordon
                                                John Gordon, Chief Financial Officer

                                                (principal financial officer)

Date    08-28-2018

* Print the name and title of each signing officer under his or her signature.